Shareholders' Equity - Summary of Treasury Shares (Detail) - EUR (€) shares in Thousands, € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of revaluation reserve [Line Items]
Number of shares	198,369	102,369	66,632
Total amount	€ 676	€ 273	€ 181
Common shares [member] | Aegon N V [member]
Disclosure of revaluation reserve [Line Items]
Number of shares	145,821	70,958	52,686
Total amount	€ 662	€ 262	€ 171
Common shares [member] | Subsidiaries [member]
Disclosure of revaluation reserve [Line Items]
Number of shares	785	822	1,062
Total amount	€ 8	€ 8	€ 9
Aegon N.V [member]
Disclosure of revaluation reserve [Line Items]
Total amount	€ 676	€ 273
Aegon N.V [member] | Common shares [member]
Disclosure of revaluation reserve [Line Items]
Number of shares	2,109,430	2,106,313	2,098,114
Aegon N.V [member] | Common shares B [member]
Disclosure of revaluation reserve [Line Items]
Number of shares	51,763	30,589	12,884
Total amount	€ 6	€ 3	€ 1